TRAVELERS PORTFOLIO ARCHITECT VARIABLE ANNUITY
                      SUPPLEMENT DATED JANUARY 10, 2003 TO
                          PROSPECTUS DATED MAY 1, 2002

1.   The Fee Table is modified as follows:

The information contained in the "Annual Separate Account Charges" is deleted and replaced with the following:

We will assess a mortality and expense risk charge ("M & E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), both optional features. Below is a summary of all charges that may apply, depending on the optional features you select:

              Mortality and Expense Risk Charge ..........  1.25%
              Administrative Expense Charge ..............  0.15%
              Total with No Optional Features Selected ...  1.40%
              Total with E.S.P. only selected ............  1.60%
              Total with GMWB only selected ..............  2.40%
              Total with E.S.P. and GMWB selected ........  2.60%


2.   The following expense example table is added to the Fee Table.

EXAMPLE:  WITH E.S.P. AND GMWB

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above with the E.S.P. and GMWB options selected.

----------------------------------------------------- ------------------------------------- ------------------------------------
                                                       IF CONTRACT IS SURRENDERED AT THE     IF CONTRACT IS NOT SURRENDERED OR
                                                              END OF PERIOD SHOWN:          ANNUITIZED AT END OF PERIOD SHOWN:
                                                      ------------------------------------- ------------------------------------
FUNDING OPTION                                        1 YEAR   3 YEARS  5 YEARS  10 YEARS   1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------- -------- -------- -------- ---------- ------- -------- -------- ----------
      Capital Appreciation Fund                          89      139      191       319       29       89      151       319
      Money Market Portfolio (Travelers)                 85      126      169       276       25       76      129       276
AIM VARIABLE INSURANCE FUNDS, INC.
      AIM V.I. Premier Equity Fund - Series I            89      139      192       320       29       89      152       320
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
      Premier Growth Portfolio - Class B                 93      152      213       361       33      102      173       361
CREDIT SUISSE TRUST
      Credit Suisse Emerging Markets Portfolio           95      155      218       371       35      105      178       371
DELAWARE VIP TRUST
      VIP REIT Series                                    89      140      193       324       29       90      153       324
DREYFUS VARIABLE INVESTMENT FUND
      Appreciation Portfolio - Initial Shares            88      137      188       313       28       87      148       313
      Small Cap Portfolio - Initial Shares               88      137      189       314       28       87      149       314
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST
      Mutual Shares Securities Fund - Class 2            91      145      201       338       31       95      161       338
      Templeton Growth Securities Fund - Class 2         92      146      204       343       32       96      164       343
GREENWICH STREET SERIES FUND
      Emerging Growth Fund                               92      149      208       351       32       99      168       351
      Equity Index Portfolio - Class II Shares           86      131      179       295       26       81      139       295
      Growth and Income Fund                             90      142      196       328       30       92      156       328
JANUS ASPEN SERIES
      Balanced Portfolio - Service Shares                90      141      194       326       30       91      154       326
      Global Life Sciences Portfolio - Service Shares    91      146      202       341       31       96      162       341
      Global Technology Portfolio - Service Shares       90      142      196       329       30       92      156       329
      Worldwide Growth Portfolio - Service Shares        90      142      196       328       30       92      156       328
PIMCO VARIABLE INSURANCE TRUST
      Total Return Portfolio                             87      133      182       301       27       83      142       301
PUTNAM VARIABLE TRUST
      Putnam VT International Growth Fund -              92      149      208       352       32       99      168       352
      Class IB Shares

      Putnam VT Small Cap Value Fund - Class IB Shares   94      154      216       366       34      104      176       366
      Putnam VT Voyager II Fund - Class IB Shares        98      164      233       399       38      114      193       399
SALOMON BROTHERS VARIABLE SERIES FUND INC.
      Capital Fund                                       91      143      199       334       31       93      159       334
      Investors Fund                                     89      138      190       317       29       88      150       317
      Large Cap Growth Fund                              91      143      199       334       31       93      159       334
      Small Cap Growth Fund                              95      157      221       377       35      107      181       377
THE TRAVELERS SERIES TRUST
      Convertible Bond Portfolio                         88      137      189       314       28       87      149       314
      Disciplined Mid Cap Stock Portfolio                89      138      191       318       29       88      151       318
      Equity Income Portfolio                            88      137      189       314       28       87      149       314
      Federated High Yield Portfolio                     89      140      193       324       29       90      153       324
      Federated Stock Portfolio                          89      138      190       316       29       88      150       316
      Large Cap Portfolio                                88      137      189       314       28       87      149       314
      Lazard International Stock Portfolio               91      144      199       335       31       94      159       335
      MFS Emerging Growth Portfolio                      89      140      193       324       29       90      153       324
      MFS Mid Cap Growth Portfolio                       90      141      195       327       30       91      155       327
      MFS Research Portfolio                             90      141      195       327       30       91      155       327
      Travelers Quality Bond Portfolio                   85      127      172       281       25       77      132       281
TRAVELERS SERIES FUND INC.
      AIM Capital Appreciation Portfolio                 89      138      191       318       29       88      151       318
      Alliance Growth Portfolio                          89      138      190       317       29       88      150       317
      MFS Total Return Portfolio                         89      138      191       318       29       88      151       318
VAN KAMPEN LIFE INVESTMENT TRUST
      Comstock Portfolio Class II Shares                 91      145      201       338       31       95      161       338
      Enterprise Portfolio Class II Shares               89      139      192       320       29       89      152       320
 VARIABLE INSURANCE PRODUCTS FUND II
      Contrafund(R)Portfolio - Service Class 2           90      140      194       325       30       90      154       325
VARIABLE INSURANCE PRODUCTS FUND III
      Dynamic Capital Appreciation Portfolio -           97      163      231       395       37      113      191       395
      Service Class 2
      Mid Cap Portfolio - Service Class 2                89      140      193       323       29       90      153       323


3. The following is added to the "Charges and Deductions" section of the prospectus

GMWB CHARGE

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the variable funding options. The current charge is 0.40%. Your current charge will not change unless you reset your benefits.

4. The following is added to the "Access to Your Money" section of the prospectus.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB")

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your PURCHASE PAYMENTS regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different contract owner.

Your initial PURCHASE PAYMENT is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal prior to your third contract date anniversary, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals on or after your third contract date anniversary, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase.

You can continue to receive your AWB until the RBB is depleted. If your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent purchase payments or take withdrawals from your Contract, as described below.


If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. The maximum RBB allowed at any time is $1 million without our consent. When your RBB is adjusted because you have made a subsequent purchase payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal..

WITHDRAWALS: If the total of all withdrawals since the most recent contract date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the withdrawal.

If the total amount of all withdrawals since the most recent contract date anniversary, including the current withdrawal, exceeds the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the CONTRACT VALUE immediately prior to the current withdrawal.

For example, assume your initial PURCHASE PAYMENT is $100,000 and a withdrawal of $10,000 is taken in CONTRACT YEAR two:

                      ------------------------------------------------------ ---------------------------------------------------
                                   Assumes 15% gain on investment                      Assumes 15% loss on investment
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
                      Contract            RBB                AWB (5%)        Contract            RBB               AWB (5%)
                        Value                                                  Value
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
  Values As Of
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

  Contract date        $100,000         $100,000              $5,000          $100,000         $100,000             $5,000
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

  Immediately prior    $115,000         $100,000              $5,000          $85,000          $100,000             $5,000
  to withdrawal,
  contract year two
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

  Immediately after    $105,000         $91,304               $4,565          $75,000          $88,235              $4,412
  withdrawal,
  contract year two               [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000    [5,000- (5,000
                                   x10,000/115,000)]      x10,000/115,000)]                x10,000/85,000)]     x10,000/85,000
--------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

Any time after the 5th contract year anniversary, you may choose to reset your RBB to equal your current CONTRACT VALUE. Depending on your CONTRACT VALUE and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If you began taking GMWB withdrawals prior to your third contract date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking GMWB withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your contract value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly;

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent PURCHASE PAYMENTS into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.
















L-19943                                                            January, 2003